Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG YACKTMAN FUND
AMG YACKTMAN SPECIAL OPPORTUNITIES FUND
Supplement to Prospectus dated May 1, 2024
Multiple Classes - Supplemental Information
Multiple Class Information
AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMG Yacktman Fund

	Class N	Class Z
Management Fee	0.43%	0.43%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.02%	0.62%
AMG Yacktman Special Opportunities Fund

Class N
Management Fee[1]	0.76%
Distribution and Service (12b‑1) Fees	0.25%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.49%
Fee Waiver and Expense Reimbursements[2]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.43%
[1]
The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months.

[2]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2025, to waive investment management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of investment management fees, administrative fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.12% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, “investment management fees” includes any performance adjustments.

Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2025. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund
Class N	$104	$325	$563	$1,248
Class Z	$63	$199	$346	$774
AMG Yacktman Special Opportunities Fund
Class N	$146	$465	$808	$1,774

Class N and Class Z | AMG Yacktman Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG YACKTMAN FUND
Supplement to Prospectus dated May 1, 2024
Multiple Classes - Supplemental Information
Multiple Class Information
AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMG Yacktman Fund

	Class N	Class Z
Management Fee	0.43%	0.43%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.02%	0.62%
Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2025. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund
Class N	$104	$325	$563	$1,248
Class Z	$63	$199	$346	$774
AMG Yacktman Special Opportunities Fund
Class N	$146	$465	$808	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2025. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Class N and Class Z | AMG Yacktman Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,248
Class N and Class Z | AMG Yacktman Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
Class N | AMG Yacktman Special Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG YACKTMAN SPECIAL OPPORTUNITIES FUND
Supplement to Prospectus dated May 1, 2024
Multiple Classes - Supplemental Information
Multiple Class Information
AMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.
Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.
Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.
As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.
Performance
Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMG Yacktman Special Opportunities Fund

Class N
Management Fee[1]	0.76%
Distribution and Service (12b‑1) Fees	0.25%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.49%
Fee Waiver and Expense Reimbursements[2]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.43%
[1]
The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months.

[2]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2025, to waive investment management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of investment management fees, administrative fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.12% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, “investment management fees” includes any performance adjustments.

Example
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2025. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund
Class N	$104	$325	$563	$1,248
Class Z	$63	$199	$346	$774
AMG Yacktman Special Opportunities Fund
Class N	$146	$465	$808	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the first year of each amount shown in the Example reflects the Fund’s contractual expense limitation through May 1, 2025. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.
Class N | AMG Yacktman Special Opportunities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.76%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.43%	[2]
1 Year	rr_ExpenseExampleYear01	$ 146
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	$ 1,774

[1]
The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months.

[2]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2025, to waive investment management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of investment management fees, administrative fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.12% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, “investment management fees” includes any performance adjustments.